SCHEDULE OF INVESTMENTS
Thornburg Small/Mid Cap Core Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 99.2%
	Banks — 5.7%
	Banks — 5.7%
	Pinnacle Financial Partners, Inc.	138,594	$ 13,223,254
	Western Alliance Bancorp	157,662	13,254,644
			26,477,898
	Capital Goods — 17.6%
	Aerospace & Defense — 2.7%
[a]	Ducommun, Inc.	129,861	12,353,677
	Building Products — 1.4%
[a]	Builders FirstSource, Inc.	61,365	6,313,845
	Construction & Engineering — 4.9%
	Arcosa, Inc.	105,067	11,170,723
[a]	MYR Group, Inc.	53,070	11,595,795
	Electrical Equipment — 2.9%
	Vertiv Holdings Co. Class A	83,651	13,552,299
	Machinery — 2.7%
	ITT, Inc.	73,025	12,670,568
	Trading Companies & Distributors — 3.0%
	Applied Industrial Technologies, Inc.	53,468	13,728,978
			81,385,885
	Commercial & Professional Services — 10.3%
	Commercial Services & Supplies — 6.3%
[a]	Casella Waste Systems, Inc. Class A	157,294	15,405,375
[a]	Clean Harbors, Inc.	58,240	13,656,115
	Professional Services — 4.0%
	TransUnion	126,800	10,873,100
[a]	Verra Mobility Corp. Class A	344,871	7,728,559
			47,663,149
	Consumer Discretionary Distribution & Retail — 1.8%
	Specialty Retail — 1.8%
	Group 1 Automotive, Inc.	21,758	8,557,421
			8,557,421
	Consumer Durables & Apparel — 4.0%
	Household Durables — 2.8%
[a]	SharkNinja, Inc.	115,996	12,979,953
	Textiles, Apparel & Luxury Goods — 1.2%
[a]	Deckers Outdoor Corp.	52,699	5,463,305
			18,443,258
	Consumer Services — 3.4%
	Diversified Consumer Services — 1.8%
[a]	Adtalem Global Education, Inc.	81,925	8,476,780
	Hotels, Restaurants & Leisure — 1.6%
	Wyndham Hotels & Resorts, Inc.	95,636	7,226,256
			15,703,036
	Consumer Staples Distribution & Retail — 3.9%
	Consumer Staples Distribution & Retail — 3.9%
[a]	BJ’s Wholesale Club Holdings, Inc.	117,096	10,542,153
	Casey’s General Stores, Inc.	13,453	7,435,607
			17,977,760
	Energy — 6.3%
	Energy Equipment & Services — 2.8%
	TechnipFMC plc	291,199	12,975,827
	Oil, Gas & Consumable Fuels — 3.5%
	DT Midstream, Inc.	96,751	11,579,160
	Matador Resources Co.	112,680	4,782,139

SCHEDULE OF INVESTMENTS, Continued
Thornburg Small/Mid Cap Core Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES	VALUE
			29,337,126
	Financial Services — 9.2%
	Capital Markets — 7.2%
	LPL Financial Holdings, Inc.	28,070	$ 10,025,762
	Marex Group plc	389,810	14,953,112
	PJT Partners, Inc. Class A	51,459	8,603,945
	Financial Services — 2.0%
	Walker & Dunlop, Inc.	153,862	9,254,799
			42,837,618
	Food, Beverage & Tobacco — 1.6%
	Food Products — 1.6%
[a]	SunOpta, Inc.	1,997,688	7,591,214
			7,591,214
	Health Care Equipment & Services — 2.6%
	Health Care Providers & Services — 2.6%
[a]	Tenet Healthcare Corp.	61,448	12,210,947
			12,210,947
	Insurance — 2.3%
	Insurance — 2.3%
	Assurant, Inc.	44,121	10,626,543
			10,626,543
	Materials — 3.6%
	Chemicals — 2.6%
	Sensient Technologies Corp.	125,693	11,808,857
	Metals & Mining — 1.0%
[a]	Constellium SE Class A	251,735	4,745,205
			16,554,062
	Pharmaceuticals, Biotechnology & Life Sciences — 2.6%
	Biotechnology — 1.2%
[a]	BioMarin Pharmaceutical, Inc.	90,730	5,392,084
	Life Sciences Tools & Services — 1.4%
[a]	Avantor, Inc.	560,043	6,418,093
			11,810,177
	Semiconductors & Semiconductor Equipment — 4.2%
	Semiconductors & Semiconductor Equipment — 4.2%
	Entegris, Inc.	51,267	4,319,245
[a]	MACOM Technology Solutions Holdings, Inc.	89,108	15,262,418
			19,581,663
	Software & Services — 7.6%
	Software — 7.6%
[a]	Agilysys, Inc.	111,876	13,295,344
[a]	CCC Intelligent Solutions Holdings, Inc.	903,811	7,185,297
[a]	Nutanix, Inc. Class A	124,500	6,435,405
[a]	ServiceTitan, Inc. Class A	80,168	8,537,892
			35,453,938
	Technology Hardware & Equipment — 7.2%
	Electronic Equipment, Instruments & Components — 5.6%
[a]	Coherent Corp.	103,698	19,139,540
	Crane NXT Co.	142,960	6,729,127
	Technology Hardware, Storage & Peripherals — 1.6%
[a]	Pure Storage, Inc. Class A	110,024	7,372,708
			33,241,375
	Transportation — 2.4%
	Ground Transportation — 2.4%
[a]	XPO, Inc.	81,415	11,065,113
			11,065,113

SCHEDULE OF INVESTMENTS, Continued
Thornburg Small/Mid Cap Core Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Utilities — 2.9%
	Independent Power and Renewable Electricity Producers — 2.9%
[a]	Talen Energy Corp.	35,831	$ 13,430,892
			13,430,892
	Total Common Stock (Cost $331,334,115)		459,949,075
	Short-Term Investments — 1.0%
[b]	Thornburg Capital Management Fund	465,807	4,658,070
	Total Short-Term Investments (Cost $4,658,070)		4,658,070
	Total Investments — 100.2% (Cost $335,992,185)		$464,607,145
	Liabilities Net of Other Assets — (0.2)%		(856,547)
	Net Assets — 100.0%		$463,750,598

Footnote Legend
a	Non-income producing.
b	Investment in Affiliates.

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Small/Mid Cap Core Fund	December 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Small/Mid Cap Core Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently has six classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, and “Class R5”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Small/Mid Cap Core Fund	December 31, 2025 (Unaudited)

Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/25	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/25	Dividend Income
Thornburg Capital Mgmt. Fund	$3,247,058	$16,666,026	$(15,255,014)	$-	$-	$4,658,070	$31,821